Other Employee Benefit Plans	9 Months Ended
Sep. 30, 2011
Other Employee Benefit Plans

(20) Other Employee Benefit Plans

Discretionary Profit-Sharing Plan

The Company has a discretionary profit-sharing plan covering certain employees. Under the plan, the Company expensed $6,984, $6,611 and $5,117 for the fiscal years ended December 31, 2010, December 31, 2009 and December 31, 2008, respectively.

Defined Contribution Plans

The Company has various defined contribution benefit plans which cover certain employees. The Company has expanded use of such plans in select countries where they have been used to supplement or replace defined benefit plans.

In the Company’s U.S. operations, participants can make voluntary contributions in accordance with the provisions of their respective plan, which includes a 40l(k) tax-deferred option. The Company provides matching contributions for these plans. In addition, during fiscal year 2009, the Company began contributing a defined amount based on a percentage of each employee’s earnings in the U.S. This defined contribution plan replaced the previous Cash Balance Pension Plan in the United States. In association with these plans, the Company expensed $10,643 and $10,703 during the fiscal years ended December 31, 2010 and December 31, 2009, respectively. The Company’s other operating segments expensed $14,894 and $8,185 related to defined contribution plans during the fiscal years ended December 31, 2010 and December 31, 2009, respectively.